Inventories	9 Months Ended	12 Months Ended
	Feb. 29, 2012	May 31, 2011
Inventory Disclosure [Text Block]
4.         INVENTORIES

Inventories are valued on a first-in-first-out (FIFO) basis.  Inventories consisted of the following:

	February 29,	May 31,
	2012	2011
Cheese Inventory	$125,233	$152,185
Shipping/Packing Material Inventory	221,122	188,183
Accessories & Books Inventory	71,724	31,421
Beverage	2,099	2,327
	$420,178	$374,116

4.             INVENTORIES

                 Inventories are valued on a first-in-first-out (FIFO) basis.  Inventory at May 31, consisted of the following:

	2011	2010
Cheese Inventory	$152,185	$268,212
Shipping/Packing Material Inventory	188,183	47,617
Accessories & Books Inventory	31,421	51,999
Beverage	2,327	2,074
	$374,116	$369,902